Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

(7)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consists of the following (in thousands):

	As of
	October 1, 2023	December 31, 2022
Inventory deposits	$3,497	$6,255
Prepaid sales commissions	5,509	2,838

Other	941	978

Total prepaid expenses and other current assets	$9,947	$10,071

(6)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consists of the following (in thousands):

	As of December 31,
	2022	2021
Inventory deposits. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,255	$—
Prepaid sales commissions . . . . . . . . . . . . . . . . . . . . . . .	2,838	4,771
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	978	184

Total prepaid expenses and other current assets . . .	$10,071	$4,955